ABERDEEN FUNDS

Supplement to the Aberdeen Funds Statement of Additional Information dated February 28, 2009

The following replaces the “Officers of the Trust” chart located in the section titled “Board of Trustees and Officers of the Trust”:

OFFICERS OF THE TRUST

NAME, ADDRESS,	POSITION(S)	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
AND YEAR OF	HELD, LENGTH
BIRTH	OF TIME SERVED
AND TERM OF
OFFICE*

Gary Marshall	President and Chief	Gary Marshall is head of collective funds for Aberdeen
	Executive Officer	PLC, chief executive of Aberdeen Unit Trust Managers Ltd
Aberdeen Asset	(Since March 2009)	and chief executive of Aberdeen Asset Management Life
Managers Limited		and Pensions Ltd. He also sits on the board of the group’s
40 Princes Street		Dublin and Luxembourg based offshore fund ranges. Mr.
Edinburgh UK		Marshall joined Aberdeen via the acquisition of Prolific
EH2 2BY		Financial Management in 1997. Mr. Marshall graduated
with a BSc (Hons) in Actuarial Mathematics and Statistics
Year of Birth: 1961		from Heriot Watt University and is a qualified Actuary.

Megan Kennedy	Treasurer, Chief	Currently, Treasurer & CFO Collective Funds/North
	Financial Officer,	American Mutual Funds for Aberdeen Asset Management
Aberdeen Asset	and Principal	Inc. Ms. Kennedy joined Aberdeen Asset Management Inc.
Management Inc.	Accounting Officer	in 2005 as a Senior Fund Administrator. Ms. Kennedy was
5 Tower Bridge	(Since July 2008)	promoted to Assistant Treasurer Collective Funds/North
300 Barr Harbor Drive,		American Mutual Funds in February 2008 and promoted to
Suite 300		Treasurer Collective Funds/North American Mutual Funds
West Conshohocken,		in July 2008. Prior to joining Aberdeen Asset Management
PA 19428		Inc., Ms. Kennedy was a Private Equity Manager with
PFPC (2002-2005).
Year of Birth: 1974
Timothy Sullivan	Vice President	Currently, Senior Product Manager Collective Funds/North
	(Since December	American Mutual Funds and Vice President of Aberdeen
Aberdeen Asset	2008)	Asset Management Inc. Mr. Sullivan joined Aberdeen Asset
Management Inc.		Management Inc. in 2000.
5 Tower Bridge
300 Barr Harbor Drive,
Suite 300
West Conshohocken,
PA 19428

Year of Birth: 1961
Jennifer Nichols	Vice President	Currently Head of Legal and Compliance U.S., Vice
	(Since December	President and Director of Aberdeen Asset Management Inc.
Aberdeen Asset	2007)	Ms. Nichols joined Aberdeen Asset Management Inc. in
Management Inc.		October 2006. Prior to that, Ms. Nichols was an associate
1735 Market Street		attorney in the Financial Services Group of Pepper
37th Floor		Hamilton LLP (law firm) (2003 - 2006). Ms. Nichols

Philadelphia, PA 19103		graduated in 2003 with a J.D. from the University of
Virginia School of Law. She received a Bachelor of Arts
Year of Birth: 1978		degree from Harvard University in 2000.
Brian O’Neill	Assistant Treasurer	Currently, Assistant Treasurer North American Mutual
	(Since September	Funds for Aberdeen Asset Management, Inc. Mr. O’Neill
Aberdeen Asset	2008)	joined Aberdeen Asset Management Inc. in 2008 as
Management Inc.		Assistant Treasurer. Prior to joining Aberdeen Asset
5 Tower Bridge		Management Inc., Mr. O’Neill was a Director of Fund
300 Barr Harbor Drive,		Accounting with Nationwide Funds Group (2002-2008).
Suite 300
West Conshohocken,
PA 19428

Year of Birth: 1968
Shahreza Yusof	Vice President	Currently, Head of U.S. Equities for Aberdeen Asset
	(Since December	Management Inc. Mr. Yusof was recruited by an affiliate
Aberdeen Asset	2007)	of Aberdeen Asset Management Inc. in 1994 in Singapore.
Management Inc.		Over the years has worked on Aberdeen Asia equities team
5 Tower Bridge		and became investment director for Japan. Later Mr. Yusof
300 Barr Harbor Drive,		moved to Aberdeen’s Emerging Markets division in
Suite 300		London. Mr. Yusof has been based out of the Aberdeen
West Conshohocken,		operations in the United States since 2006.
PA 19428

Year of Birth: 1972
William Baltrus	Vice President	Currently, Director of U.S. Fund Services, U.S. Mutual
	(Since December	Funds for Aberdeen Asset Management Inc. Prior to
Aberdeen Asset	2007)	joining Aberdeen Asset Management Inc. in November
Management Inc.		2007, he was Vice President of Administration for
5 Tower Bridge		Nationwide Funds Group from 2000-2007.
300 Barr Harbor Drive,
Suite 300
West Conshohocken,
PA 19428

Year of Birth: 1967
Alan Goodson	Secretary and Vice	Mr. Goodson is Head of Product Management for
	President (Since	Aberdeen's US collective investment vehicles and serves as
Aberdeen Asset	March 2009)	Vice-President and Secretary for Aberdeen's registered
Management Inc.		investment companies in the U.S. and Canada. He joined
1735 Market Street		Aberdeen from PricewaterhouseCoopers in 2000 and
37th Floor		relocated to Aberdeen's Philadelphia office in 2005. Mr.
Philadelphia, PA 19103		Goodson graduated with a BEng (Hons) in Naval
Architecture from the University of Southampton, and is a
Year of Birth: 1974		Chartered Accountant.

Lucia Sitar	Assistant Secretary	Currently, U.S. Counsel for Aberdeen Asset Management
	(Since March 2009)	Inc. Ms. Sitar joined Aberdeen Asset Management Inc. in
Aberdeen Asset	Vice President	July 2007. Prior to that, Ms. Sitar was an associate attorney
Management Inc.	(Since December	in the Investment Management Group of Stradley Ronon
1735 Market Street	2008)	Stevens & Young LLP (law firm) (2000 - 2007). Ms. Sitar
37th Floor		graduated in 2000 with a J.D. from The Dickinson School
Philadelphia, PA 19103		of Law of the Pennsylvania State University. She received
a Bachelor of Arts degree from Rosemont College in 1996.
Year of Birth: 1971
Vincent McDevitt	Chief Compliance	Currently, CCO-Registered Funds for Aberdeen Asset
	Officer (Since June	Management Inc. Mr. McDevitt joined Aberdeen Asset
Aberdeen Asset	2008), Vice	Management Inc. in January 2008. He has ten years
Management Inc.	President-	experience in the investment securities industry. Formerly
5 Tower Bridge	Compliance (Since	with ING Clarion Real Estate Securities LP, Turner

300 Barr Harbor Drive,	December 2008)	Investment Partners, Inc., and the Vanguard Group.
Suite 300
West Conshohocken,
PA 19428

Year of Birth: 1966

THIS SUPPLEMENT IS DATED MAY 6, 2009

Please keep this supplement for future reference. For more information, visit www.aberdeeninvestments.com